UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

Commission File Number 001-34437

NOTIFICATION OF LATE FILING

(Checkone):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR
☐ Form N-CSR

For Period Ended: September 30, 2012

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

KIT digital, Inc.
Full Name of Registrant

N/A
Former Name if Applicable

26 West 17th Street, 2nd Floor
Address of Principal Executive Office (Street and Number)

New York, New York 10011
City, State and Zip Code

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As disclosed in the Current Report on Form 8-K filed on November 21, 2012, on November 15, 2012, the Audit Committee of the Board of Directors of KIT digital, Inc. (the “Company”) concluded that, because of errors and irregularities identified by the Company in its historical financial statements, the financial statements for (1) the years ended December 31, 2009, 2010 and 2011 and (2) each of the three quarters in 2009, 2010 and 2011 will be restated. As a result of the restatement of these prior periods, the Company will also restate the quarters ended March 31, 2012 and June 30, 2012.

The accounting errors and irregularities relate primarily to recognition of revenue related to certain perpetual software license agreements entered into by the prior management team in 2010 and 2011. These errors and irregularities were discovered in connection with the Audit Committee’s previously disclosed investigation of certain transactions that resulted in impairment charges. The Audit Committee has also determined that certain transactions entered into by the Company under the prior management team during fiscal years ended December 31, 2008 through 2011 were related party transactions and that additional disclosure with respect to those transactions should have been included in the footnotes to the relevant financial statements. Because of the timing of the completion of the Audit Committee investigation and the Company’s ongoing review and investigation of certain transactions, the Company requires additional time to complete an analysis of the accounting treatment for the software licenses and to determine the extent of the corrections that may be required to its historical financial statements. Other effects on previous financial statements are also possible. Accordingly, the Company cannot currently quantify the potential impact of the restatement. Therefore, the Company is unable to timely file its Current Report on Form 10-Q for the three months ended September 30, 2012.

Important Caution Regarding Forward-Looking Statements

This report contains certain "forward-looking statements." These statements can be identified by the use of words or phrases such as "believes," "estimates," "expects," "intends," "anticipates," "projects," "plans" and variations of these words or similar words. These forward-looking statements include statements regarding the Company’s intent to restate certain prior period financial statements and the errors that resulted in the Audit Committee reaching the decision that these historical financial statements could no longer be relied upon. There can be no assurance that the Company’s Board of Directors, Audit Committee, management or independent registered public accounting firm will not reach conclusions regarding the impact of the restatement that are different from management’s current estimates or identify additional issues in connection with the restatement or that these issues will not require additional corrections to the Company’s prior period financial statements. These statements are subject to risks and uncertainties which may cause actual results to differ materially from those stated in this report. These risks and uncertainties include the risk that additional information may become available in preparing and auditing the financial statements would require the Company to make additional corrections, the cost, time and effort required to complete the restatement of the financial statements, the ramifications of the Company’s potential inability to timely file periodic and other reports with the Securities and Exchange Commission, including potential delisting of the Company’s common stock on NASDAQ and the risk of litigation or governmental investigations or proceedings relating to these matters. Certain risks and uncertainties related to the Company’s business are or will be described in greater detail in the Company’s filings with the Securities and Exchange Commission. Except as required by applicable law, the Company is not under obligation to (and expressly disclaims any such obligation to) update its forward-looking statements whether as a result of new information, future events or otherwise.

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PART IV

OTHER INFORMATION

(1)       Name and telephone number of person to contact in regard to this notification

Fabrice Hamaide	(646)	553-4845
(Name)	(Area Code)	(Telephone Number)

(2)       Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

Yes ☒   No ☐

(3)       Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes ☒   No ☐

For the reasons noted above, because of the timing of the completion of the Audit Committee investigation and the Company’s ongoing review and investigation of certain transactions, the Company cannot currently quantify the potential impact of the restatement.

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

KIT digital, Inc.

  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	November 21, 2012	By	/s/ Fabrice Hamaide
Fabrice Hamaide
Chief Financial Officer

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